HOTEL OPERATING COSTS	12 Months Ended
Dec. 31, 2024
HOTEL OPERATING COSTS.
HOTEL OPERATING COSTS

11.HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased and owned hotels, manachised and franchised hotels and consist of the following:

	Years Ended December 31,
	2022	2023	2024
Rents	3,927	4,290	4,365
Utilities	603	685	690
Personnel costs	3,683	4,684	5,326
Depreciation and amortization	1,414	1,329	1,254
Consumable, food and beverage	1,026	1,327	1,293
Others	1,607	2,026	2,357
Total	12,260	14,341	15,285